COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Payments

Fiscal year ending December 31,	Minimum Lease Commitments
2015	$45,865
2016	37,925
2017	37,200
2018	37,200